Shareholders' Equity	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity
NOTE 8. SHAREHOLDERS’ EQUITY
Preference Shares
—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s Board. As of December 31, 2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
—The Company is authorized to issue 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share. As of December 31, 2020, there were 4,330,042 Class A Ordinary Shares issued and outstanding, excluding 33,044,958 Class A Ordinary Shares subject to possible redemption.
Class
 B Ordinary Shares
— The Company is authorized to issue 50,000,000 Founder Shares. On October 28, 2020, the Company issued 10,062,500 Founder Shares to the Sponsor. On November 10, 2020, the Sponsor surrendered 718,750 Founder Shares to the Company for no consideration, resulting in an aggregate of 9,343,750 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 9,343,750 Founder Shares outstanding, up to 1,218,750 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial shareholders would collectively own approximately 20% of the Company’s issued and outstanding ordinary shares (See Note 5). On December 15, 2020, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
Prior to the Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Founder Shares will not be entitled to vote on the appointment of directors during such time. In addition, prior to the completion of a Business Combination, holders of a majority of the Founder Shares may remove a member of the Board for any reason. These provisions of the amended and restated memorandum and articles of association may only be amended by a special resolution passed by not less than two-thirds of the ordinary
shares who attend and vote at the general meeting, which shall include the affirmative vote of a simple majority of the Founder Shares. With respect to any other matter submitted to a vote of the shareholders, including any vote in connection with the Business Combination, except as required by law, holders of the Class A Ordinary Shares and Founder Shares will vote together as a single class, with each share entitling the holder to one vote.
The Founder Shares will automatically convert into Class A Ordinary Shares on the first business day following the completion of the Business Combination at a ratio such that the number of Class A Ordinary Shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of

the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) the total number of ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued by the Company in connection with or in relation to the completion of the Business Combination, excluding (1) any Class A Ordinary Shares or equity-linked securities exercisable for or convertible into Class A Ordinary Shares issued, or to be issued, to any seller in the Business Combination and (2) any Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of working capital loans, minus (b) the number of Class A Ordinary Shares redeemed by public shareholders in connection with the Business Combination. In no event will the Founder Shares convert into Class A Ordinary Shares at a rate of less than one to one.

Note 7 — Shareholders’ Equity
Preference Shares
—The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s Board. As of June 30, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
—The Company is authorized to issue 500,000,000 Class A Ordinary Shares with a par value of $0.0001 per share. As of June 30, 2021, there were 4,237,863 Class A Ordinary Shares issued and outstanding, excluding 33,137,137 Class A Ordinary Shares subject to possible redemption. As of December 31, 2020, there were 4,330,042 Class A Ordinary Shares issued and outstanding, excluding 33,044,958 Class A Ordinary Shares subject to possible redemption.
Class
 B Ordinary Shares
— The Company is authorized to issue 50,000,000 Founder Shares. On October 28, 2020, the Company issued 10,062,500 Founder Shares to the Sponsor. On November 10, 2020, the Sponsor surrendered 718,750 Founder Shares to the Company for no consideration, resulting in an aggregate of 9,343,750 Founder Shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 9,343,750 Founder Shares outstanding, up to 1,218,750 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial shareholders would collectively own approximately 20% of the Company’s issued and outstanding ordinary shares (See Note 4). On December 15, 2020, the underwriter fully exercised its over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.
Prior to the Business Combination, only holders of the Founder Shares will have the right to vote on the appointment of directors. Holders of the Founder Shares will not be entitled to vote on the appointment of directors during such time. In addition, prior to the completion of a Business Combination, holders of a majority of the Founder Shares may remove a member of the Board for any reason. These provisions of the amended and restated memorandum and articles of association may only be amended by a special resolution passed by not less than two-thirds
of the ordinary shares who attend and vote at the general meeting, which shall include the affirmative vote of a simple majority of the Founder Shares. With respect to any other matter submitted to a vote of the shareholders, including any vote in connection with the Business Combination, except as required by law, holders of the Class A Ordinary Shares and Founder Shares will vote together as a single class, with each share entitling the holder to one vote.
The Founder Shares will automatically convert into Class A Ordinary Shares on the first business day following the completion of the Business Combination at a ratio such that the number of Class A Ordinary Shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) the total number of ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities (as defined herein) or rights issued or deemed issued by the Company in connection with or in relation to the completion of the Business Combination, excluding (1) any Class A Ordinary Shares or equity-linked securities exercisable for or convertible into Class A Ordinary Shares issued, or to be issued, to any seller in the Business Combination and (2) any Private Placement Warrants issued to the Sponsor or any of its affiliates upon conversion of working capital loans, minus (b) the number of Class A Ordinary Shares redeemed by public shareholders in connection with the Business Combination. In no event will the Founder Shares convert into Class A Ordinary Shares at a rate of less than one to one.